Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Net loss	$ (16,322,779)	$ (12,797,797)	$ (13,224,684)
Other comprehensive (loss) income - net of income taxes
Exchange differences on translating foreign operations	(324,882)	329,485	300,870
Comprehensive loss	$ (16,647,661)	$ (12,468,312)	$ (12,923,814)